15. Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Investment securities available for sale	$ 281,099	$ 297,890
Carrying Amount
Assets:
Cash and cash equivalents	69,098	76,773
Investment securities available for sale	281,099	297,890
Other investments	4,031	4,990
Mortgage loans held for sale	1,375	497
Loans, net	640,809	607,459
Cash surrender value of life insurance	14,125	13,706
Liabilities:
Deposits	814,700	799,361
Securities sold under agreements to repurchase	48,430	45,396
FHLB borrowings	50,000	65,000
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	69,098	76,773
Investment securities available for sale	1,378	1,689
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	278,971	294,951
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	14,125	13,706
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	48,430	45,396
FHLB borrowings	49,598	65,891
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	750	1,250
Other investments	4,031	4,990
Mortgage loans held for sale	1,375	497
Loans, net	644,708	612,132
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	813,288	798,460
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	69,098	76,773
Investment securities available for sale	281,099	297,890
Other investments	4,031	4,990
Mortgage loans held for sale	1,375	497
Loans, net	644,708	612,132
Cash surrender value of life insurance	14,125	13,706
Liabilities:
Deposits	813,288	798,460
Securities sold under agreements to repurchase	48,430	45,396
FHLB borrowings	49,598	65,891
Junior subordinated debentures	$ 20,619	$ 20,619